FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8.   FAIR VALUE MEASUREMENTS

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$402,515,330	$—	$—	$402,515,330
Liabilities:
Derivative warrant liabilities — Public Warrants	$21,600,830	$—	$—	$21,600,830
Derivative warrant liabilities — Private Placement Warrants	$—	$—	$11,993,000	$11,993,000
Total fair value	$21,600,830	$—	$11,993,000	$33,593,830

As of December 31, 2020, there were no assets or liabilities that were measured at fair value on a recurring basis.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, upon trading of the Public Warrants in an active market.

The fair value of the Public Warrants and Private Placement Warrants have initially been measured at fair value using a Black-Scholes option pricing model. The fair value of the Public Warrants has subsequently been determined using listed prices in an active market for such warrants, while the fair value of Private Placement Warrants continue to be estimated using a Black-Scholes option pricing model. For the three and six months ended June 30, 2021, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $12.6 million and $4.0 million, respectively, which is presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of January 12, 2021	As of March 31, 2021	As of June 30, 2021
Exercise price	11.50	11.50	11.50
Stock Price	10.67	9.63	9.91
Option term to M&A	5.00	5.00	5.00
Volatility	30%	20%	25%
Risk-free interest rate	0.50%	1.32%	0.87%

The change in the fair value of Level 3 derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Level 3 — Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	29,570,330
Transfer of Public Warrants to Level 1	(18,783,330)
Change in fair value of derivative warrant liabilities — Level 3	(2,278,000)
Level 3 — Derivative warrant liabilities at March 31, 2021	$8,509,000
Change in fair value of derivative warrant liabilities — Level 3	3,484,000
Level 3 — Derivative warrant liabilities at June 30, 2021	$11,993,000